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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                     MID CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                    3/31/04

[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              17
Notes to Financial Statements                     23
Trustees, Officers and Service Providers          30
The Pioneer Family of Mutual Funds                31
Programs and Services for Pioneer Shareowners     32
Retirement Plans from Pioneer                     34

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. By the end of March, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large, and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers had added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                             98.2%
Temporary Cash Investment                       1.4%
Depositary Receipts for International Stocks    0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology                         35.5%
Consumer Discretionary                         18.1%
Health Care                                    16.7%
Industrials                                    10.9%
Financials                                      7.1%
Materials                                       5.2%
Energy                                          5.1%
Consumer Staples                                1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

1.    Corinthian Colleges, Inc.        2.56%      6.     International Game
                                                         Technology                 1.70%
2.    Lexar Media, Inc.                2.18%      7.     American Standard
                                                         Companies, Inc.            1.65%
3.    Zimmer Holdings, Inc.            1.96%      8.     Phelps Dodge Corp.         1.64%
4.    St. Jude Medical, Inc.           1.92%      9.     GTECH Holdings Corp.       1.60%
5.    Analog Devices, Inc.             1.71%     10.     Utstarcom, Inc.            1.60%

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03
                          $14.65       $12.68

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 3/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)

             Net Asset    Public Offering
Period         Value          Price*
 10 Years       5.64%          5.02%
 5 Years        2.58           1.37
 1 Year        44.33          36.03
-----------------------------------------

All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a mountain chart in the printed material.]

            Pioneer Mid Cap    Russell Midcap
              Growth Fund*      Growth Index
3/94              9425             10000
9/94              9413             10240
                 10941             13278
9/96             11883             15447
                 14421             20026
9/98             12128             18148
                 14443             24900
9/00             21654             39931
                 12937             19260
9/02             10753             16275
                 14129             22603
3/04             16324             26577

The Fund adopted its current investment objective on February 1, 1996. Prior to that date, the Fund's objective was growth and income from a portfolio primarily of small-capitalization stocks.

The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03
                          $12.91       $11.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 3/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)

                  If          If
Period           Held      Redeemed*
Life-of-Class
(2/1/96)          4.00%       4.00%
5 Years           1.31        1.17
1 Year           38.49       42.49
-----------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[The following table was depicted as a mountain chart in the printed material.]

            Pioneer Mid Cap    Russell Midcap
              Growth Fund*      Growth Index
2/96             10000             10000
9/96             10765             10812
                 12904             14017
9/98             10728             12702
                 12634             17428
9/00             18763             27949
                 11055             13481
9/02              9049             11391
                 11745             15820
3/04             13490             18602

+ Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03
                          $13.34       $11.60

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/01/03 - 3/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)

                   If           If
Period            Held       Redeemed
Life-of-Class
(2/1/96)          4.19%        4.19%
5 Years           1.29         1.29
1 Year           42.52        42.52
-----------------------------------------

All returns reflect reinvestment of distributions at net asset value.

The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than shown above. Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC).

[The following table was depicted as a mountain chart in the printed material.]

            Pioneer Mid Cap    Russell Midcap
              Growth Fund*      Growth Index
2/96             10000             10000
9/96             10765             10812
                 13069             14017
9/98             10877             12702
                 12848             17428
9/00             19093             27949
                 11252             13481
9/02              9199             11391
                 11909             15820
3/04             13696             18602

+ Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund continued to deliver solid returns as the expanding U.S. economy drove equity markets higher over the last six months. In the following discussion, portfolio manager Eric Weigel explains his strategies and details the decisions that affected the Fund's results.

Q:  Please tell us about conditions in the market over the last six months.

A: Mid-cap growth stocks performed well in September and October, but investors grew decidedly less aggressive and took profits in December. Stocks that had risen most sharply over the course of the year were among the steepest decliners. No clear trend was apparent in the first quarter of 2004, with stocks generally rising in the early weeks of the year, then slumping in February and March.

Q:  How did the Fund perform against that shifting background?

A: Pioneer Mid Cap Growth Fund's Class A, B and C shares had total returns of 15.54%, 14.86% and 15.00%, respectively, at net asset value, for the six months ended March 31, 2004. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 17.58% for the same period.

Q:  What strategies did you pursue, and how did they affect results?

A: By September of last year we had positioned the portfolio aggressively in an effort to take advantage of growth opportunities in the resurgent U.S. economy. That stance paid off early in the period, but a number of our better performers declined during the December sell off despite continuing strong fundamentals and attractive prospects. Our aggressive positioning explains in large part why the Fund trailed its benchmark index.

Q:  What were some sectors and stocks that aided or hurt results?

A: Gaming companies are an example of consumer discretionary stocks that can do well in a strengthening economy. Caesars Entertainment, a hotel and casino operator, was a direct beneficiary of expanding travel volumes as well as its own corporate restructuring. GTECH Holdings, which provides on-line lottery systems, and International Gaming Technology, a maker of computerized gaming machines, also lifted results.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Being underweight in health care stocks was a negative, and security selection in this sector was not optimal. Nevertheless, our fairly significant exposure to makers of orthopedic devices benefited returns. Both Zimmer Holdings, the Fund's third largest position on March 31, and Biomet are leaders in this growing market, which includes joint replacement products and other surgical materials. St. Jude Medical continued to enjoy steady growth in sales of its stents and other cardiovascular products. Shares of drugmaker Sepracor surged when the FDA issued tentative approval of Estorra, a new sleep-aid formulation. But we sold our large position in Canadian specialty drugmaker Biovail after questions arose about the quality and stability of its earnings as well as the capabilities of its management. Cubist Pharmaceuticals, which focuses on drugs designed to meet serious infections and other unmet medical needs, declined slightly.

    Our overweight stance in information technology relative to the benchmark detracted from comparative returns as other sectors performed better. Stock selection in technology was also unfavorable. SanDisk, a semiconductor manufacturer, was down significantly in December. We continue to hold these shares because we think they are now reasonably valued in light of the company's improving fundamentals. Intersil, another semiconductor company, fell despite improving fundamentals when it announced an acquisition; the market tends to penalize acquirers. Intersil's business is improving and we continue to view its outlook favorably. Conversely, we were underweight in telecommunications services, a sector that performed well.

    On the positive side, AT&T Wireless rose sharply on news of its proposed acquisition by Cingular. Verint Systems, makers of software that aggregates and analyzes security data gathered by cameras and other devices, enjoyed a solid gain.

Q:  What other areas had an impact on performance?

A: Two mining companies, Phelps Dodge and Freeport-McMoRan Copper & Gold rode higher copper prices driven by incremental demand from China, as it works to develop its communications and electric networks. Both issues retreated this year after very sharp gains. In energy, our overexposure to energy stocks made a modest contribution to results, but this sector is a relatively small

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                              (continued)
--------------------------------------------------------------------------------

    part of the portfolio. We have begun trimming back even this small exposure in the belief that high oil prices are not sustainable and will eventually come down.

    Corinthian Colleges and Career Education Alternative boosted performance, following their recent addition to the portfolio. Both companies offer career education alternatives in the form of on-line, post-secondary training programs. The emphasis is on expanding and refreshing skills for blue-collar workers, technicians and health care specialties. Target customers include young people, as well as laid-off older workers looking to retool their skills for local jobs that are not subject to outsourcing.

Q:  What is your outlook for the economy, and how have you positioned the Fund?

A: We remain bullish on the prospects for continued economic growth and are cautiously optimistic for stocks. Should the expansion begin to accelerate and generate inflationary concerns, the Federal Reserve Board may feel compelled to raise interest rates; low rates have been one the chief factors sustaining the current expansion. In this scenario, we believe our posture of being underweight (relative to the Fund's benchmark) in consumer discretionary stocks is appropriate, as higher rates might cut into consumer spending. We also favor heavier exposure to technology despite the extra volatility that it brings. Technology companies are not interest rate sensitive. In addition, we think the revitalization of tech spending by corporations is still in its early stages. Many companies that have postponed investing in technology for years may now feel competitive pressure to spend and upgrade.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                              Value
              COMMON STOCKS - 98.9%
              Energy - 4.9%
              Oil & Gas Drilling - 3.4%
  90,100      BJ Services Co.*                                   $  3,898,627
 211,400      Patterson Energy, Inc.*                               7,485,674
 167,600      Varco International, Inc.*                            3,018,475
 187,500      Weatherford International, Inc.*                      7,880,625
                                                                 ------------
                                                                 $ 22,283,401
                                                                 ------------
              Oil & Gas Exploration & Production - 1.5%
 196,100      Pioneer Natural Resources Co.                      $  6,334,030
 122,700      Suncor Energy, Inc.                                   3,355,845
                                                                 ------------
                                                                    9,689,875
                                                                 ------------
              Total Energy                                       $ 31,973,276
                                                                 ------------
              Materials - 5.2%
              Commodity Chemicals - 0.6%
  95,000      Praxair Inc.                                       $  3,526,400
                                                                 ------------
              Diversified Metals & Mining - 2.9%
 201,400      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  7,872,726
 127,400      Phelps Dodge Corp.*                                  10,403,484
                                                                 ------------
                                                                 $ 18,276,210
                                                                 ------------
              Metal & Glass Containers - 0.9%
  83,000      Ball Corp.                                         $  5,625,740
                                                                 ------------
              Precious Metals & Minerals - 0.3%
  46,600      Newmont Mining Corp.                               $  2,172,958
                                                                 ------------
              Specialty Chemicals - 0.5%
  69,000      Valspar Corp.                                      $  3,396,870
                                                                 ------------
              Total Materials                                    $ 32,998,178
                                                                 ------------
              Capital Goods - 3.9%
              Industrial Conglomerates - 2.6%
  91,500      American Standard Companies, Inc.*                 $ 10,408,125
  83,300      ITT Industries, Inc.                                  6,358,289
                                                                 ------------
                                                                 $ 16,766,414
                                                                 ------------
              Industrial Machinery - 1.3%
 182,300      SPX Corp.                                          $  8,291,004
                                                                 ------------
              Total Capital Goods                                $ 25,057,418
                                                                 ------------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
              Commercial Services & Supplies - 5.9%
              Diversified Commercial Services - 1.9%
  67,879      Apollo Group, Inc.*                           $  5,845,061
 519,100      Exult, Inc.*                                     3,233,993
  62,600      H & R Block, Inc.                                3,194,478
                                                            ------------
                                                            $ 12,273,532
                                                            ------------
              Employment Services - 4.0%
 165,900      Career Education Corp.*                       $  9,396,576
 490,600      Corinthian Colleges, Inc.*                      16,219,236
                                                            ------------
                                                            $ 25,615,812
                                                            ------------
              Total Commercial Services & Supplies          $ 37,889,344
                                                            ------------
              Transportation - 1.0%
              Railroads - 1.0%
 156,150      Canadian National Railway Co.                 $  6,141,380
                                                            ------------
              Total Transportation                          $  6,141,380
                                                            ------------
              Automobiles & Components - 0.4%
              Auto Parts & Equipment - 0.4%
  31,600      Borg-Warner Automotive, Inc.                  $  2,680,628
                                                            ------------
              Total Automobiles & Components                $  2,680,628
                                                            ------------
              Consumer Durables & Apparel - 2.1%
              Apparel, Accessories & Luxury Goods - 1.0%
 255,100      TJX Companies, Inc.                           $  6,265,256
                                                            ------------
              Leisure Products - 1.1%
 392,200      Mattel, Inc.                                  $  7,232,168
                                                            ------------
              Total Consumer Durables & Apparel             $ 13,497,424
                                                            ------------
              Hotels, Restaurants & Leisure - 9.4%
              Casinos & Gaming - 5.8%
 674,800      Caesars Entertainment, Inc.*                  $  8,799,392
 171,200      GTECH Holdings Corp.                            10,124,768
 141,300      Harrah's Entertainment, Inc.                     7,755,957
 238,600      International Game Technology                   10,727,456
                                                            ------------
                                                            $ 37,407,573
                                                            ------------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                   Value
              Restaurants - 3.6%
 229,100      Brinker International, Inc.*            $  8,689,763
 218,300      Starbucks Corp.*                           8,240,825
 154,400      Tricon Global Restaurants, Inc.*           5,865,656
                                                      ------------
                                                      $ 22,796,244
                                                      ------------
              Total Hotels, Restaurants & Leisure     $ 60,203,817
                                                      ------------
              Retailing - 5.9%
              Apparel Retail - 2.0%
 146,500      Jones Apparel Group, Inc.*              $  5,295,974
  53,700      Liz Claiborne, Inc.                        1,970,253
 117,200      Ross Stores, Inc.                          3,587,492
 124,100      Tommy Hilfiger Corp.*                      2,109,700
                                                      ------------
                                                      $ 12,963,419
                                                      ------------
              Computer & Electronics Retail - 0.9%
 106,500      Gamestop Corp.*                         $  1,919,130
 113,200      Radioshack Corp.                           3,753,712
                                                      ------------
                                                      $  5,672,842
                                                      ------------
              Department Stores - 0.9%
 170,200      J.C. Penney Co., Inc.                   $  5,919,556
                                                      ------------
              General Merchandise Stores - 0.3%
  56,400      Family Dollar Stores, Inc.              $  2,027,580
                                                      ------------
              Internet Retail - 0.4%
  98,750      Orbitz Inc.*                            $  2,351,238
                                                      ------------
              Specialty Stores - 1.4%
  76,900      Bed Bath & Beyond, Inc.*                $  3,211,344
 225,800      Staples, Inc.*                             5,733,062
                                                      ------------
                                                      $  8,944,406
                                                      ------------
              Total Retailing                         $ 37,879,041
                                                      ------------
              Food & Drug Retailing - 1.5%
              Food Distributors - 0.4%
  76,200      Supervalue, Inc.                        $  2,327,148
                                                      ------------
              Food Retail - 1.1%
 211,300      McCormick & Co, Inc.                    $  7,082,776
                                                      ------------
              Total Food & Drug Retailing             $  9,409,924
                                                      ------------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                               Value
              Health Care Equipment & Services - 11.4%
              Health Care Distributors - 1.9%
 110,400      Allergan, Inc.                                      $  9,291,264
  39,700      Teva Pharmaceutical Industries Ltd. (A.D.R.)           2,517,377
                                                                  ------------
                                                                  $ 11,808,641
                                                                  ------------
              Health Care Equipment - 5.9%
 194,520      Biomet, Inc.                                        $  7,461,787
  40,100      Guidant Corp.                                          2,541,137
 168,500      St. Jude Medical, Inc.*                               12,148,850
  37,200      Stryker Corp.                                          3,293,316
 167,800      Zimmer Holdings, Inc.*                                12,380,284
                                                                  ------------
                                                                  $ 37,825,374
                                                                  ------------
              Health Care Equipment & Services - 0.4%
 307,700      WebMD Corp.*                                        $  2,735,453
                                                                  ------------
              Health Care Facilities - 1.0%
  79,000      DaVita, Inc.*                                       $  3,772,250
 120,100      Health Management Associates, Inc.                     2,787,521
                                                                  ------------
                                                                  $  6,559,771
                                                                  ------------
              Health Care Services - 1.2%
  34,500      Express Scripts, Inc.*                              $  2,573,355
  61,000      Quest Diagnostics, Inc.                                5,052,630
                                                                  ------------
                                                                  $  7,625,985
                                                                  ------------
              Health Care Supplies - 0.4%
  53,000      Charles River Laboratories International, Inc.*     $  2,271,050
                                                                  ------------
              Managed Health Care - 0.6%
  34,200      Wellpoint Health Networks Inc.*                     $  3,889,224
                                                                  ------------
              Total Health Care Equipment & Services              $ 72,715,498
                                                                  ------------
              Pharmaceuticals & Biotechnology - 5.1%
              Biotechnology - 2.8%
  81,705      Biogen, Inc.*                                       $  4,542,798
  80,800      Celgene Corp.*                                         3,850,120
  70,100      Chiron Corp.*                                          3,085,101
 474,900      Cubist Pharmaceuticals, Inc.*                          4,369,080
  35,200      Gilead Sciences, Inc.*                                 1,963,104
                                                                  ------------
                                                                  $ 17,810,203
                                                                  ------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                      Value
              Pharmaceuticals - 2.3%
  76,200      Barr Laboratorie, Inc.*                    $  3,497,580
 130,150      IVAX Corp.*                                   2,963,516
  85,650      Mylan Laboratories, Inc.                      1,946,825
  75,000      Sepracor, Inc.*                               3,607,500
  66,100      Watson Pharmaceuticals, Inc.*                 2,828,419
                                                         ------------
                                                         $ 14,843,840
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 32,654,043
                                                         ------------
              Banks - 1.8%
              Diversified Banks - 0.4%
  72,200      Charter One Financial, Inc.                $  2,552,992
                                                         ------------
              Regional Banks - 0.9%
  93,200      North Fork Bancorporation, Inc.            $  3,944,224
  39,600      TCF Financial Corp.                           2,022,372
                                                         ------------
                                                         $  5,966,596
                                                         ------------
              Thrifts & Mortgage Finance - 0.5%
  81,900      The PMI Group, Inc.                        $  3,059,784
                                                         ------------
              Total Banks                                $ 11,579,372
                                                         ------------
              Diversified Financials - 3.6%
              Asset Management & Custody Banks - 1.2%
  83,900      Legg Mason Inc.                            $  7,784,242
                                                         ------------
              Consumer Finance - 1.4%
 512,700      Providian Financial Corp.*                 $  6,716,370
  50,900      SLM Corp.                                     2,130,165
                                                         ------------
                                                         $  8,846,535
                                                         ------------
              Specialized Finance - 1.0%
  85,900      Moody's Corp.                              $  6,081,720
                                                         ------------
              Total Diversified Financials               $ 22,712,497
                                                         ------------
              Insurance - 1.7%
              Insurance Brokers - 1.4%
 141,500      Platinum Underwriter Holdings Ltd.         $  4,535,075
 109,500      Willis Group Holdings Ltd.                    4,073,400
                                                         ------------
                                                         $  8,608,475
                                                         ------------
              Property & Casualty Insurance - 0.3%
  31,175      MBIA, Inc.                                 $  1,954,673
                                                         ------------
              Total Insurance                            $ 10,563,148
                                                         ------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                           Value
              Software & Services - 12.1%
              Application Software - 7.4%
119,500       Adobe Systems, Inc.                             $  4,711,885
202,200       Cadence Design System, Inc.*                       2,980,428
  5,000       Callidus Software, Inc.*                              42,550
142,100       Check Point Software Technologies Ltd.*            3,235,617
111,393       Intuit, Inc.*                                      4,999,318
173,600       Macrovision Corp.*                                 3,242,848
144,800       Mercury Computer Systems, Inc.*                    3,692,400
155,500       Symantec Corp.*                                    7,199,650
175,200       Synopsys, Inc.*                                    5,073,792
307,000       Verint Systems, Inc.*                              9,486,300
176,200       VeriSign, Inc.*                                    2,923,158
                                                              ------------
                                                              $ 47,587,946
                                                              ------------
              Data Processing & Outsourced Services - 1.0%
117,900       Affiliated Computer Services, Inc.*             $  6,119,010
                                                              ------------
              Home Entertainment Software - 1.6%
118,500       Electronic Arts, Inc.*                          $  6,394,260
101,632       Take-Two Interactive Software, Inc.*               3,738,025
                                                              ------------
                                                              $ 10,132,285
                                                              ------------
              Internet Software & Services - 0.0%
  2,500       Open Solutions, Inc.*                           $     55,200
                                                              ------------
              IT Consulting & Other Services - 1.0%
147,049       Cognizant Technology Solutions Corp.*           $  6,653,967
                                                              ------------
              Systems Software - 1.1%
502,900       Netiq Corp.*                                    $  7,020,484
                                                              ------------
              Total Software & Services                       $ 77,568,892
                                                              ------------
              Technology Hardware & Equipment - 11.3%
              Networking Equipment - 1.9%
253,100       BEA Systems, Inc.*                              $  3,229,556
453,800       Brocade Communications Systems, Inc.*              3,022,308
171,600       Network Appliance Inc.*                            3,680,820
 98,000       Radware Ltd.*                                      2,602,880
                                                              ------------
                                                              $ 12,535,564
                                                              ------------
              Communications Equipment - 2.3%
161,200       Ciena Corp.*                                    $    801,164
 63,700       L-3 Communications Holdings, Inc.                  3,788,876
351,500       Utstarcom, Inc.*                                  10,109,140
                                                              ------------
                                                              $ 14,699,180
                                                              ------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
              Computer Storage & Peripherals - 5.3%
 833,100      Lexar Media, Inc.*                           $ 13,796,136
  76,400      Lexmark International Group, Inc.*              7,028,800
 694,700      Quantum Corp. - DLT & Storage Systems*          2,570,390
 271,100      SanDisk Corp.*                                  7,691,107
  94,500      Storage Technology Corp.*                       2,629,935
                                                           ------------
                                                           $ 33,716,368
                                                           ------------
              Electronic Equipment & Instruments - 1.2%
 118,400      Flextronics International, Ltd.*             $  2,038,848
 137,300      Waters Corp.*                                   5,607,332
                                                           ------------
                                                           $  7,646,180
                                                           ------------
              Technology Distributors - 0.6%
  91,400      Technology Data Corp.*                       $  3,741,916
                                                           ------------
              Total Technology Hardware & Equipment        $ 72,339,208
                                                           ------------
              Semiconductors - 11.7%
              Semiconductor Equipment - 2.5%
  93,000      Brooks Automation, Inc.*                     $  1,951,140
  51,500      Cymer, Inc.*                                    1,988,415
 107,100      KLA-Tencor Corp.*                               5,392,485
 144,700      Lam Research Corp.*                             3,647,887
  91,100      Novellus Systems, Inc.*                         2,896,069
                                                           ------------
                                                           $ 15,875,996
                                                           ------------
              Semiconductors - 9.2%
 238,300      Altera Corp.*                                $  4,873,235
 225,600      Analog Devices, Inc.                           10,831,056
 477,200      Applied Micro Circuits Corp.*                   2,743,900
 600,200      ATI Technologies, Inc.*                         9,783,260
 246,200      Cypress Semiconductor Corp.*                    5,039,714
 325,700      Intersil Holding Corp.                          7,259,853
 136,600      Microchip Technology                            3,628,096
 232,100      Micron Technology, Inc.*                        3,878,391
 234,000      Skyworks Solutions, Inc.*                       2,728,440
 465,100      Zoran Corp.*                                    8,074,136
                                                           ------------
                                                           $ 58,840,081
                                                           ------------
              Total Semiconductors                         $ 74,716,077
                                                           ------------
              TOTAL COMMON STOCKS
              (Cost $498,624,252)                          $632,579,165
                                                           ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                             Value
                 TEMPORARY CASH INVESTMENT - 1.4%
                 Repurchase Agreement - 1.4%
 $8,900,000      UBS, Inc., 0.97%, dated 3/31/04, repurchase
                 price of $8,900,000 plus accrued interest on
                 4/1/04 collateralized by $9,044,000 U.S.
                 Treasury Bond, 1.625%, 3/31/05                   $  8,900,000
                                                                  ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $8,900,000)                                $  8,900,000
                                                                  ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.3%
                 (Cost $507,524,252) (a)(b)(c)                    $641,479,165
                                                                  ------------
                 OTHER ASSETS AND LIABILITIES - (0.3)%            $ (1,796,864)
                                                                  ------------
                 TOTAL NET ASSETS - 100.0%                        $639,682,301
                                                                  ============

       * Non-income producing security.

(A.D.R.) American Depository Receipt

     (a) At March 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $507,524,252 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $140,555,499

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (6,600,586)
                                                                   ------------
         Net unrealized gain                                       $133,954,913
                                                                   ============

     (b) At September 30, 2003, the Fund had a net capital loss carryforward of $136,940,380 of which the following amounts will expire between 2009 and 2011, if not utilized.
         $2,193,301 in 2009
         $26,831,229 in 2010
         $107,915,850 in 2011

     (c) The Fund elected to defer approximately $20,780,414 of capital losses recognized between November 1, 2002 and September 30, 2003 to its fiscal year ending September 30, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2004 aggregated $332,344,229 and $328,392,919, respectively.


16    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (Cost $507,524,252)     $641,479,165
  Cash                                                             28,517
  Receivables -
   Investment securities sold                                   3,662,397
   Fund shares sold                                               334,476
   Dividends and interest                                         171,914
  Other                                                            20,193
                                                             ------------
     Total assets                                            $645,696,662
                                                             ------------
LIABILITIES:
  Payables -
   Investment securities purchased                           $  4,674,222
   Fund shares repurchased                                        582,658
  Due to affiliates                                               646,080
  Accrued expenses                                                111,401
                                                             ------------
     Total liabilities                                       $  6,014,361
                                                             ------------
NET ASSETS:
  Paid-in capital                                            $613,775,162
  Accumulated net investment loss                              (1,562,797)
  Accumulated net realized loss on investments and
    futures contracts                                        (106,484,977)
  Net unrealized gain on investments                          133,954,913
                                                             ------------
     Total net assets                                        $639,682,301
                                                             ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $581,979,172/39,726,244 shares)          $      14.65
                                                             ============
  Class B (based on $36,045,921/2,793,138 shares)            $      12.91
                                                             ============
  Class C (based on $21,657,208/1,623,948 shares)            $      13.34
                                                             ============
MAXIMUM OFFERING PRICE:
  Class A (14.65 [divided by] 94.25%)                        $      15.54
                                                             ============
  Class C (13.34 [divided by] 99.00%)                        $      13.47
                                                             ============


The accompanying notes are an integral part of these financial statements.    17

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $7,820)          $ 1,433,214
  Interest                                                         111,414
                                                               -----------
     Total investment income                                                    $ 1,544,628
                                                                                -----------
EXPENSES:
  Management fees
   Basic Fee                                                   $ 1,949,091
   Performance Adjustment                                         (611,399)
  Transfer agent fees
   Class A                                                         575,014
   Class B                                                         114,068
   Class C                                                          38,485
  Distribution fees
   Class A                                                         624,845
   Class B                                                         176,387
   Class C                                                         103,481
  Administrative fees                                               73,586
  Custodian fees                                                    23,734
  Professional fees                                                 22,121
  Registration fees                                                 62,183
  Fees and expenses of nonaffiliated trustees                        4,479
  Miscellaneous                                                      7,439
                                                               -----------
     Total expenses                                                             $ 3,163,514
                                                                                -----------
     Less fees paid indirectly                                                       (4,333)
     Less other credits - Printing                                                  (51,756)
                                                                                -----------
     Net expenses                                                               $ 3,107,425
                                                                                -----------
     Net investment loss                                                        $(1,562,797)
                                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                                 $49,821,594
   Futures contracts                                               919,245      $50,740,839
                                                               -----------      -----------
  Change in net unrealized gain on:
   Investments                                                 $37,828,471
   Futures contracts                                               847,229      $38,675,700
                                                               -----------      -----------
     Net gain on investments and futures contracts                              $89,416,539
                                                                                -----------
     Net increase in net assets resulting from operations                       $87,853,742
                                                                                ===========


18    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04 and the Year Ended 9/30/03

                                                             Six Months
                                                                Ended
                                                               3/31/04        Year Ended
                                                             (unaudited)        9/30/03
FROM OPERATIONS:
Net investment loss                                        $  (1,562,797)   $   (2,687,209)
Net realized gain (loss) on investments and
  futures contracts                                           50,740,839       (41,491,540)
Change in net unrealized gain on investments
  and futures contracts                                       38,675,700       178,652,462
                                                           -------------    --------------
   Net increase in net assets resulting from operations    $  87,853,742    $  134,473,713
                                                           -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  30,976,904    $  120,986,421
Cost of shares repurchased                                   (50,963,590)     (136,990,163)
                                                           -------------    --------------
   Net decrease in net assets resulting from
     Fund share transactions                               $ (19,986,686)   $  (16,003,742)
                                                           -------------    --------------
   Net increase in net assets                              $  67,867,056    $  118,469,971
NET ASSETS:
Beginning of period                                        $ 571,815,245    $  453,345,274
                                                           -------------    --------------
End of period (including accumulated net investment loss
  of ($1,562,797) and $0, respectively)                    $ 639,682,301    $  571,815,245
                                                           =============    ==============

                                '04 Shares      '04 Amount       '03 Shares        '03 Amount
                               (unaudited)      (unaudited)
CLASS A
Shares sold                      1,349,576    $  18,921,737        7,898,793    $   84,222,738
Less shares repurchased         (2,812,890)     (39,543,665)     (10,724,595)     (112,836,129)
                                ----------    -------------      -----------    --------------
   Net decrease                 (1,463,314)   $ (20,621,928)      (2,825,802)   $  (28,613,391)
                                ==========    =============      ===========    ==============
CLASS B
Shares sold                        619,148    $   7,586,085        1,380,824    $   14,042,945
Less shares repurchased           (619,068)      (7,680,222)      (1,008,122)       (9,967,891)
                                ----------    -------------      -----------    --------------
   Net increase (decrease)              80    $     (94,137)         372,702    $    4,075,054
                                ==========    =============      ===========    ==============
CLASS C
Shares sold                        351,816    $   4,469,082        2,172,446    $   22,720,738
Less shares repurchased           (293,258)      (3,739,703)      (1,473,667)      (14,186,143)
                                ----------    -------------      -----------    --------------
   Net increase                     58,558    $     729,379          698,779    $    8,534,595
                                ==========    =============      ===========    ==============


The accompanying notes are an integral part of these financial statements.    19

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          3/31/04     Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                 (unaudited)     9/30/03     9/30/02      9/30/01      9/30/00      9/30/99
Net asset value, beginning of period                     $  12.68      $   9.65    $  11.61     $  23.15    $    18.08    $  16.53
                                                         --------      --------    --------     --------    ----------    --------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.03)     $  (0.05)   $  (0.06)    $  (0.03)   $    (0.06)   $  (0.05)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      2.00          3.08       (1.90)       (8.39)         8.22        3.05
                                                         --------      --------    --------     --------    ----------    --------
  Net increase (decrease) from investment operations     $   1.97      $   3.03    $  (1.96)    $  (8.42)   $     8.16    $   3.00
Distributions to shareowners:
 Net realized gain                                             --            --          --        (3.12)        (3.09)      (1.45)
                                                         --------      --------    --------     --------    ----------    --------
Net increase (decrease) in net asset value               $   1.97      $   3.03    $  (1.96)    $ (11.54)   $     5.07    $   1.55
                                                         --------      --------    --------     --------    ----------    --------
Net asset value, end of period                           $  14.65      $  12.68    $   9.65     $  11.61    $    23.15    $  18.08
                                                         ========      ========    ========     ========    ==========    ========
Total return*                                               15.54%        31.40%     (16.88)%     (40.26)%       49.93%      19.09%
Ratio of net expenses to average net assets+                 0.90%**       0.97%       0.94%        0.87%         0.86%       0.88%
Ratio of net investment loss to average net assets+         (0.40)%**     (0.46)%     (0.45)%      (0.23)%       (0.30)%     (0.27)%
Portfolio turnover rate                                       110%**         52%         48%          65%           81%        150%
Net assets, end of period (in thousands)                 $581,979      $522,269    $424,613     $569,070    $1,054,081    $739,427
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.90%**       0.96%       0.93%        0.85%         0.84%       0.86%
 Net investment loss                                        (0.40)%**     (0.45)%     (0.44)%     (0.21)%       (0.28)%     (0.25)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
** Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
FINANCIAL HIGHLIGHTS

                                                        Six Months
                                                           Ended
                                                          3/31/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                 (unaudited)     9/30/03     9/30/02     9/30/01     9/30/00     9/30/99
Net asset value, beginning of period                      $ 11.24       $  8.66     $ 10.58     $ 21.68     $ 17.24     $ 15.99
                                                          -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.10)      $ (0.16)    $ (0.25)    $ (0.22)    $ (0.26)    $ (0.10)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      1.77          2.74       (1.67)      (7.76)       7.79        2.80
                                                          -------       -------     -------     -------     -------     -------
  Net increase (decrease) from investment operations      $  1.67       $  2.58     $ (1.92)    $ (7.98)    $  7.53     $  2.70
Distributions to shareowners:
 Net realized gain                                             --            --          --       (3.12)      (3.09)      (1.45)
                                                          -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                $  1.67       $  2.58     $ (1.92)    $(11.10)    $  4.44     $  1.25
                                                          -------       -------     -------     -------     -------     -------
Net asset value, end of period                            $ 12.91       $ 11.24     $  8.66     $ 10.58     $ 21.68     $ 17.24
                                                          =======       =======     =======     =======     =======     =======
Total return*                                               14.86%        29.79%     (18.15)%    (41.08)%     48.51%      17.76%
Ratio of net expenses to average net assets+                 2.12%**       2.30%       2.31%       2.01%       1.85%       1.91%
Ratio of net investment loss to average net assets+         (1.62)%**     (1.79)%     (1.83)%     (1.35)%     (1.28)%     (1.31)%
Portfolio turnover rate                                       110%**         52%         48%         65%         81%        150%
Net assets, end of period (in thousands)                  $36,046       $31,392     $20,970     $30,143     $73,968     $10,699
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.12%**       2.29%       2.29%       1.99%       1.83%       1.89%
 Net investment loss                                        (1.62)%**     (1.78)%     (1.81)%     (1.33)%     (1.26)%     (1.29)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
** Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
FINANCIAL HIGHLIGHTS

                                                        Six Months
                                                           Ended
                                                          3/31/04     Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                 (unaudited)     9/30/03     9/30/02     9/30/01     9/30/00     9/30/99
Net asset value, beginning of period                      $ 11.60       $  8.96     $ 10.96     $ 22.32     $ 17.66     $ 16.30
                                                          -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.08)      $ (0.10)    $ (0.16)    $ (0.22)    $ (0.01)    $ (0.07)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      1.82          2.74       (1.84)      (8.02)       7.76        2.88
                                                          -------       -------     -------     -------     -------     -------
  Net increase (decrease) from investment operations      $  1.74       $  2.64     $ (2.00)    $ (8.24)    $  7.75     $  2.81
Distributions to shareowners:
 Net realized gain                                             --            --          --       (3.12)      (3.09)      (1.45)
                                                          -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                $  1.74       $  2.64     $ (2.00)    $(11.36)    $  4.66     $  1.36
                                                          -------       -------     -------     -------     -------     -------
Net asset value, end of period                            $ 13.34       $ 11.60     $  8.96     $ 10.96     $ 22.32     $ 17.66
                                                          =======       =======     =======     =======     =======     =======
Total return*                                               15.00%        29.46%     (18.25)%    (41.07)%     48.61%      18.13%
Ratio of net expenses to average net assets+                 1.85%**       2.26%       2.56%       2.18%       1.88%       1.86%
Ratio of net investment loss to average net assets+         (1.35)%**     (1.75)%     (2.08)%     (1.53)%     (1.32)%     (1.26)%
Portfolio turnover rate                                       110%**         52%         48%         65%         81%        150%
Net assets, end of period (in thousands)                  $21,657       $18,155     $ 7,762     $ 5,641     $11,414     $ 3,005
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.85%**       2.25%       2.50%       2.13%       1.86%       1.82%
 Net investment loss                                        (1.35)%**     (1.74)%     (2.02)%     (1.48)%     (1.30)%     (1.22)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At March 31, 2004, there were no securities

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At March 31, 2004, there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the years ended September 30, 2003 and 2002.

    The following shows components of distributable earnings on a federal income tax basis at September 30, 2003.

------------------------------------------------------
                                              2003
------------------------------------------------------
Undistributed ordinary income            $          --
Capital loss carryforward                 (136,940,380)
Post October Loss                          (20,780,414)
Unrealized appreciation                     95,773,182
                                         -------------
Total                                    $ (61,947,612)
------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the unrealized loss on futures contracts.

    At September 30, 2003, the Fund has reclassified $2,687,209 to decrease accumulated net investment loss and $2,687,209 to decrease paid-in capital. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano) earned $40,968 in underwriting commissions on the sale of Fund shares during the six months ended March 31, 2004.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of -0.20% based on the Fund's investment performance as compared with the Russell Midcap Growth Index. The performance comparison is made for a rolling 36-month period. For the six months ended March 31, 2004, the aggregate performance adjustment resulted in a reduction to the basic fee of $611,399. For the six months ended March 31, 2004, the management fee was equivalent to a rate of 0.429% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2004, $265,623 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $209,997 in transfer agent fees payable to PIMSS at March 31, 2004.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

4.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15%. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $170,460 in distribution fees payable to PFD at March 31, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2004, CDSCs in the amount of $34,507 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2004, the Fund's expenses were reduced by $4,333 under such arrangements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity                            International/Global Equity
Pioneer Fund                           Pioneer Emerging Markets Fund
Pioneer Balanced Fund                  Pioneer Europe Select Fund
Pioneer Equity Income Fund             Pioneer Europe Fund
Pioneer Growth Shares                  Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund            Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap            Fixed Income
 Growth Fund                           Pioneer America Income Trust
Pioneer Oak Ridge Small Cap            Pioneer Bond Fund
  Growth Fund                          Pioneer Global High Yield Fund
Pioneer Papp America-Pacific           Pioneer High Yield Fund
  Rim Fund                             Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap         Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund                Money Market
Pioneer Papp Strategic                 Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

*   Name change effective December 11, 2003.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                   www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15215-00-0504
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.